WARRANT LIBILITY (Narrative) (Details) - Warrant [Member] - $ / shares	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
WARRANT LIBILITIES [Line Items]
Number of shares that can be purchased on exercise of warrants	10,500,000
Number of shares that can be purchased on exercise of warrants as a percentage of shares issued in public offering	35.00%
Exercise price (in dollars per ADS)	$ 6.04
Exercise price (in dollars per share)	$ 3.02
Aggregate American Depository Shares (ADS)	5,250,000
Warrants outstanding	10,500,000	10,500,000